Long-Term Debt - Schedule of Annual Aggregate Principal Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016		$ 49.1
2017		29.6
2018		24.8
2019		1,649.3
2020		552.4
Thereafter		10.5
Total debt	$ 2,300.5	$ 2,315.7	$ 2,327.2